FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     (a)__________
        or fiscal year:                 (b)  12/31/98
                                           ----------

Is this a transition report? (Y or N)                           N
                                                           -----------

Is this an amendment to a previous filing? (Y or N)             N
                                                           -----------

Thos items or sub-items with a box "[/]" after the item should be completed only if the answer has changed from the previous filing of this form.

     1  A) Registrant Name:     Life of Virginia Separate Account 4
        B) File Number:         811-5343
        C) Telephone Number:    804.289.2343

     2  A) Street:  6610 West Broad Street
        B) City:  Richmond      C) State:  VA    D) Zip Code: 23230   Zip Ext.:
        E) Foreign Country:                            Foreign Postal Code:

     3  Is this the first filing on this form by the Registrant? (Y or N)    N
                                                                          ------

     4  Is this the last filing on this form by the Registrant?  (Y or N)    N
                                                                          ------

     5  Is Registrant a small business investment company (SBIC)? (Y or N)   N
        [If answer is "Y" (Yes), complete only items 89 through 110.]     ------

     6  Is Registrant a unit investment trust (UIT)? (Y or N)                Y
        [If answer is "Y" (Yes) complete only items 111 through 132.]     ------

UNIT INVESTMENT TRUSTS

     111  A) [/] Depositor Name:
          B) [/] File Number (If any):
          C) [/] City:     State:     Zip Code:    Zip Ext.:
             [/] Foreign Country:              Foreign Postal Code:

     112  A) [/] Sponsor Name:
          B) [/] File Number (If any):
          C) [/] City:     State:     Zip Code:     Zip Ext.:
             [/] Foreign Country:              Foreign Postal Code:

     113  A) [/] Trustee Name:
          B) [/] City:     State:     Zip Code:     Zip Ext.:
             [/] Foreign Country:              Foreign Postal Code:

     114  A) [/] Sponsor Name:
          B) [/] File Number (If any):
          C) [/] City:     State:     Zip Code:     Zip Ext.:
             [/] Foreign Country:               Foreign Postal Code:

     115  A) [/] Independent Public Accountant Name:
          B) [/] City:     State:     Zip Code:     Zip Ext.:
             [/] Foreign Country:               Foreign Postal Code:

     116  Family of investment companies information:

          A) [/] Is Registrant part of a family of investment companies? (Y or N)     __________
          B) [/] Identify the family in 10 letters.                                   __________
          (NOTE: In filing this form, use this identification consistently for all investment companies in the family. This designation is for purposes of this form only.)

     117  A) [/] Is Registrant a separate account of an insurance company? (Y or N)   __________
          If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?;
          B) [/] Variable annuity contracts? (Y or N)                                 __________
          C) [/] Schedule premium variable life contracts? (Y or N)                   __________
          D) [/] Flexible premium variable life contracts? (Y or N)                   __________
          E) [/] Other types of insurance products registered under the
                 Securities Act of 1933? (Y or N)                                     __________

     118  [/] State the number of series existing at the end of the period
              that had securities registered under the Securities Act of 1933.        __________

     119  [/] State the number of new series for which registration statements under the Securities Act of 1933 became
              effective during the period.                                            ----------

     120  [/] State the total value of the portfolio securities on the date of deposit for the new series included in
              item 119 ($000's omitted).                                              __________

     121  [/] State the number of series for which a current prospectus
              was in existence at the end of the period.                              __________

     122  [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
              current period.                                                         __________

     123  [/] State the total value of the additional units considered in
              answering item 122 ($000's omitted).                                    __________

     124  [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during
              the current period (the value of these units is to be
              measured on the date they were placed in the subsequent
              series) ($000's omitted).                                               __________

     125  [/] State the total dollar amount of sales loads collected
              (before reallowances to other brokers or dealers)
              by Registrant's principal underwriter and any underwriter
              which is an affiliated person of the principal underwriter during the current period solely from the sale of units of
              all series of Registrant ($000's omitted).                              __________

     126  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
          Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
          subsequent series.) ($000's omitted)                                        __________

     127 List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                  Total Income
                                      Number of     Total Assets  Distributions
                                       Series         ($000's        ($000's
                                      Investing       omitted)      omitted)
                                     ----------     ----------     ----------

A) U.S. Treasury direct issue        __________     __________     __________
B) U.S. Government Agency            __________     __________     __________
C) State and municipal tax-free      __________     __________     __________
D) Public utility debt               __________     __________     __________
E) Brokers or dealers debt or
   debt of brokers' or
   dealers' parent                   __________     __________     __________
F) All other corporate
   intermed. & long-term
   debt                              __________     __________     __________
G) All other corporate
   short-term debt                   __________     __________     __________
H) Equity securities of
   brokers or dealers or
   parents of brokers or
   dealers                           __________     __________     __________
I) Investment company
   equity securities                          1     $5,365,835
                                     ----------     ----------     ----------
J) All other equity securities       __________     __________     __________

K) Other securities                  __________     __________     __________
L) Total assets of all series
   of registrant                              1     $5,365,835
                                     ==========     ==========     ==========

128  [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrnat's series at the end of the current period insured or guaranteed by
         an entity other than the issuer? (Y or N)
         [If the answer is "N" (No), go to item 131.]                 __________

129  [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
         interest at the end of the current period? (Y or N)
         [If the answer is "N" (No), go to item 131.]                 __________

130  [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified
         in item 129 derived from insurance or guarantees? (Y or N)   __________

131  [/] Total expenses incurred by all series of registrant during
         the current reporting period ($000's omitted)                $   57,584
                                                                      ----------

132 [/] List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:

                        811-5343